EQUITY (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51

Balance, March 31, 2022	92,917	$15.00

Exercisable at March 31, 2022	92,917	$15.00

Weighted average fair value of options granted	$11.40	(2021 - $nil)

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2020	39,003	$18.75
Cancelled	(1,086)	23.70

Balance, September 30, 2021	37,917	$19.51
Granted	55,000	10.51

Balance, June 30, 2022	92,917	$15.00

Exercisable at June 30, 2022	92,917	$15.00

Weighted average fair value of options granted	$11.40	(2021 - $nil)

Stock option transactions are summarized as follows:

	Number of options		Weighted Average Exercise Price

Balance, September 30, 2019		42,336	$21.58
Granted		5,000	2.23
Cancelled		(8,333)	22.32

Balance, September 30, 2020		39,003	$18.75
Cancelled		(1,086)	23.70

Balance, September 30, 2021		37,917	$19.51

Exercisable at September 30, 2021		35,417	$20.72

Weighted average fair value of options granted during the year	$	nil	(2020 - $1.69)

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE
	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-

	2022	2021

Risk-free interest rate	1.50%	-
Expected life of options	10 Years	-
Expected annualized volatility	96.56%	-
Dividend rate	Nil	-

	2021	2020

Risk-free interest rate	-	0.78%
Expected life of options	-	10 Years
Expected annualized volatility	-	120%
Dividend rate	-	Nil

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As at March 31, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
55,000	$10.51	October 6, 2031
92,917

As at June 30, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$21.90	December 4, 2027
5,000	$13.14	November 1, 2028
5,000	$2.19	March 16, 2030
55,000	$10.51	October 6, 2031
92,917

As at September 30, 2021, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date
27,917	$23.55	December 4, 2027
5,000	$14.13	November 1, 2028
5,000	$2.36	March 16, 2030
37,917

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, March 31, 2022	1,097,096	$12.12

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42
Granted	888,763	12.91

Balance, June 30, 2022	1,097,096	$12.12

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2019 and 2020	80,087	$12.77
Granted	208,333	9.48
Warrants expired	(80,087)	13.46

Balance, September 30, 2021	208,333	$9.42

SCHEDULE OF WARRANTS OUTSTANDING

As at March 31, 2022, the following warrants were outstanding:

Number of Options	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	September 30, 2031
1,097,096

As at June 30, 2022, the following warrants were outstanding:

Number of Options	Exercise Price	Expiry Date

24,739	$23.65	November 4, 2023
864,024	$12.60	March 29, 2027
208,333	$8.76	September 30, 2031
1,097,096

SCHEDULE OF VALUATION OF WARRANTS

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at March 31, 2022 and November 4, 2021:

	March 31, 2022	November 4, 2021

Risk-free interest rate	2.27%	0.98%
Expected life of options	1.5 Year	2 Years
Expected annualized volatility	143.52%	153,02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$6.91	$11.45

The following weighted average assumptions were used for the Black-Scholes valuation of warrants as at June 30, 2022 and November 4, 2021:

	June 30, 2022	November 4, 2021

Risk-free interest rate	3.10%	0.98%
Expected life of options	1.25 Year	2 Years
Expected annualized volatility	137.67%	153,02%
Dividend rate	Nil	Nil
Weighted average fair value of options granted	$2.88	$11.45